RELATED PARTIES BALANCES AND TRANSCATIONS - Revenue, Cost of Revenue and Selling, General and Administrative Expenses Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue	$ 1,105	$ 0	$ 0
Costs of revenues and Selling, general and administrative expenses	(855)	0	0
Enigma.art LLC
Disclosure of transactions between related parties [line items]
Revenue	915	0	0
Costs of revenues and Selling, general and administrative expenses	(75)	0	0
Studio Eter LLC [Member]
Disclosure of transactions between related parties [line items]
Revenue	190	0	0
Costs of revenues and Selling, general and administrative expenses	$ (780)	$ 0	$ 0